UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 9.3%
Auto Components 0.2%
TRW Automotive Holdings Corp.*	42,300	1,095,570
Hotels Restaurants & Leisure 2.2%
Brinker International, Inc.	115,400	3,738,960
Starbucks Corp.*	224,200	7,681,092
YUM! Brands, Inc.	22,800	1,026,000

		12,446,052
Household Durables 0.4%
Leggett & Platt, Inc.	93,800	2,140,516
Internet & Catalog Retail 0.4%
Coldwater Creek, Inc.*	108,200	2,156,426
Media 4.0%
Clear Channel Communications, Inc.	105,400	3,051,330
Comcast Corp. “A”*	49,400	1,698,372
John Wiley & Sons, Inc. “A”	9,300	307,644
McGraw-Hill Companies, Inc.	169,100	9,520,330
The DIRECTV Group, Inc.*	489,300	8,342,565

		22,920,241
Multiline Retail 0.0%
J.C. Penney Co., Inc.	2,100	132,216
Specialty Retail 1.4%
Barnes & Noble, Inc.	179,600	6,020,192
Claire’s Stores, Inc.	72,500	1,814,675

		7,834,867
Textiles, Apparel & Luxury Goods 0.7%
Polo Ralph Lauren Corp.	72,600	4,141,104
Consumer Staples 10.6%
Beverages 3.5%
Pepsi Bottling Group, Inc.	212,600	7,068,950
PepsiCo, Inc.	201,600	12,777,408

		19,846,358
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	49,200	2,595,792
Kroger Co.	302,100	6,927,153
Wal-Mart Stores, Inc.	240,600	10,706,700

		20,229,645
Food Products 1.1%
General Mills, Inc.	109,300	5,672,670
H.J. Heinz Co.	15,500	650,535

		6,323,205
Household Products 1.6%
Colgate-Palmolive Co.	155,100	9,200,532
Tobacco 0.8%
Altria Group, Inc.	56,000	4,478,320
Energy 10.5%

Energy Equipment & Services 0.5%
Unit Corp.* (a)	52,400	3,072,736
Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	156,300	7,149,162
Apache Corp.	97,000	6,835,590
ExxonMobil Corp.	374,686	25,381,230
Hess Corp.	79,100	4,184,390
Valero Energy Corp.	105,900	7,140,837
XTO Energy, Inc.	124,301	5,840,904

		56,532,113
Financials 19.8%
Capital Markets 4.2%
Mellon Financial Corp.	46,200	1,617,000
Merrill Lynch & Co., Inc.	151,300	11,017,666
State Street Corp.	12,700	762,762
The Goldman Sachs Group, Inc.	67,400	10,295,350

		23,692,778
Commercial Banks 3.2%
US Bancorp	168,600	5,395,200
Wells Fargo & Co.	176,400	12,760,776

		18,155,976
Consumer Finance 1.4%
Capital One Financial Corp.	101,100	7,820,085
Diversified Financial Services 5.6%
Bank of America Corp.	360,400	18,571,412
Citigroup, Inc.	273,966	13,235,297

		31,806,709
Insurance 3.5%
American Financial Group, Inc.	2,400	101,064
MetLife, Inc.	173,900	9,042,800
Philadelphia Consolidated Holding Corp.*	162,700	5,510,649
W.R. Berkley Corp.	147,018	5,292,648

		19,947,161
Real Estate Investment Trusts 1.9%
Apartment Investment & Management Co. “A” (REIT)	7,200	346,248
Equity Office Properties Trust (REIT)	61,800	2,342,838
Equity Residential (REIT)	37,500	1,744,125
Hospitality Properties Trust (REIT)	20,100	875,757
ProLogis (REIT)	32,900	1,821,015
Simon Property Group, Inc. (REIT)	26,300	2,249,439
Vornado Realty Trust (REIT)	17,000	1,777,350

		11,156,772
Health Care 13.0%
Biotechnology 0.7%
Genentech, Inc.*	48,900	3,952,098
Health Care Equipment & Supplies 1.2%
Dade Behring Holdings, Inc.	12,900	525,417
Hillenbrand Industries, Inc.	4,100	203,606
Hospira, Inc.*	135,800	5,933,102

		6,662,125
Health Care Providers & Services 5.8%
AmerisourceBergen Corp.	167,100	7,185,300
Coventry Health Care, Inc.*	111,500	5,876,050
Humana, Inc.*	99,500	5,565,035
Laboratory Corp. of America Holdings*	20,800	1,339,936

McKesson Corp.	150,200	7,568,578
UnitedHealth Group, Inc.	59,500	2,845,885
WellCare Health Plans, Inc.*	44,800	2,197,888
WellPoint, Inc.*	5,500	409,750

		32,988,422
Life Sciences Tools & Services 0.1%
Millipore Corp.* (a)	8,200	513,730
Pharmaceuticals 5.2%
Abraxis Bioscience, Inc.*	45,100	904,255
Endo Pharmaceuticals Holdings, Inc.*	133,300	4,141,631
Kos Pharmaceuticals, Inc.*	65,600	2,711,904
Merck & Co., Inc.	131,700	5,303,559
Mylan Laboratories, Inc.	37,500	823,500
Pfizer, Inc.	606,100	15,752,539

		29,637,388
Industrials 11.8%
Aerospace & Defense 4.9%
Boeing Co.	124,600	9,646,532
General Dynamics Corp.	32,500	2,178,150
Lockheed Martin Corp.	123,200	9,816,576
Raytheon Co.	130,100	5,863,607

		27,504,865
Air Freight & Logistics 0.3%
United Parcel Service, Inc. “B”	24,200	1,667,622
Airlines 0.6%
AMR Corp.*	106,200	2,336,400
Southwest Airlines Co.	57,000	1,025,430

		3,361,830
Commercial Services & Supplies 2.1%
Republic Services, Inc.	33,300	1,337,328
Robert Half International, Inc.	144,500	4,676,020
Waste Management, Inc.	174,100	5,985,558

		11,998,906
Industrial Conglomerates 1.7%
General Electric Co.	196,800	6,433,392
Teleflex, Inc.	57,900	3,305,511

		9,738,903
Machinery 0.3%
Toro Co.	42,000	1,739,220
Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	10,700	737,337
Ryder System, Inc.	118,800	5,987,520

		6,724,857
Trading Companies & Distributors 0.7%
WESCO International, Inc.*	70,800	4,124,100
Information Technology 13.6%
Communications Equipment 1.3%
Cisco Systems, Inc.*	327,600	5,847,660
Corning, Inc.*	77,200	1,472,204

		7,319,864
Computers & Peripherals 3.4%
Dell, Inc.*	200,700	4,351,176
EMC Corp.*	188,100	1,909,215
Hewlett-Packard Co.	288,000	9,190,080
Western Digital Corp.* (a)	207,500	3,639,550

		19,090,021
Internet Software & Services 1.1%
eBay, Inc.*	47,400	1,140,918
Google, Inc. “A”*	7,700	2,976,820
Yahoo!, Inc.* (a)	78,900	2,141,346

		6,259,084
IT Services 1.3%
Acxiom Corp.	59,000	1,444,320
Computer Sciences Corp.*	117,800	6,171,542

		7,615,862
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	173,200	3,358,348
Atmel Corp.*	652,600	3,125,954
Freescale Semiconductor, Inc. “B”*	158,000	4,506,160
Lam Research Corp.*	103,300	4,296,247
Micron Technology, Inc.*	313,300	4,884,347
National Semiconductor Corp.	214,800	4,996,248

		25,167,304
Software 2.1%
BMC Software, Inc.*	105,000	2,459,100
Cadence Design Systems, Inc.*	366,000	5,925,540
Compuware Corp.*	75,200	525,648
Microsoft Corp.	73,200	1,758,996
Symantec Corp.*	85,500	1,485,135

		12,154,419
Materials 4.3%
Chemicals 0.6%
Airgas, Inc.	1,400	50,750
Celanese Corp. “A”	181,800	3,492,378

		3,543,128
Metals & Mining 3.7%
Nucor Corp.	101,800	5,412,706
Phelps Dodge Corp.	69,900	6,105,066
Southern Copper Corp. (a)	28,900	2,788,850
Steel Dynamics, Inc.	75,400	4,374,708
United States Steel Corp.	37,900	2,390,353

		21,071,683
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	378,600	12,804,252
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	16,300	666,018
US Cellular Corp.*	12,300	739,845

		1,405,863
Utilities 3.4%
Electric Utilities 3.1%
Exelon Corp.	147,700	8,551,830
FirstEnergy Corp.	162,100	9,077,600

		17,629,430
Multi-Utilities 0.3%
Sempra Energy	32,700	1,578,102

Total Common Stocks (Cost $517,812,661)		561,382,460
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%

US Treasury Bill 4.975%**, 10/19/2006 (b) (Cost $630,046)				637,000	630,046
				Shares	Value ($)
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $8,645,310)				8,645,310	8,645,310
Cash Equivalents 1.3%
Cash Management QP Trust, 5.3% (e) (Cost $7,053,646)				7,053,646	7,053,646
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 534,141,663)				101.7	577,711,462
Other Assets and Liabilities, Net				(1.7)	(9,611,938)

Net Assets				100.0	568,099,524

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $8,322,365 which is 1.5% of net assets.
(b)				At July 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At July 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	9/14/2006	25	7,955,026	8,011,250	56,224

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006